LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest expense on lease liabilities	$ 361	$ 378
Expenses relating to short-term leases	25	25
Total cash outflow for leases	2,808	2,546
Lease payments applicable in extension option periods which are not reasonably certain to be exercised	$ 2,472	$ 2,665
Buildings | Minimum
Leases
Lease term	6 years
Buildings | Maximum
Leases
Lease term	11 years
Vehicles
Leases
Lease term	3 years